John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
April 1, 2009
Alison T. White
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-143073) 485(a) Post-Effective Amendment No. 3	AnnuityNote A Share Variable Annuity Contracts

	John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-143074) 485(a) Post-Effective Amendment No. 3	AnnuityNote NAV Variable Annuity Contracts

	John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 033-143075) 485(a) Post-Effective Amendment No. 3	AnnuityNote A Share Variable Annuity Contracts

	John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 033-143076) 485(a) Post-Effective Amendment No. 3	AnnuityNote NAV Variable Annuity Contracts
Dear Ms. White:
John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “Companies”), on behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H and John Hancock Life Insurance Company of New York Separate Account A (the “Registrants”), transmit these Post-Effective Amendments as referenced above (the “Post-Effective Amendments”) to the Securities and Exchange Commission for filing under the Securities Act of 1933, as amended (the “Act”), pursuant to Rule 485(a) under the Act.
This letter is also in response to the comments you gave to me over the telephone on March 9, 2009, regarding Post-Effective Amendments on Form N-4, filed with the Securities and Exchange Commission (the “Commission”) on February 25, 2009 (accession numbers: 0000950135-09-001178; 0000950135-09-001179; 0000950135-09-001180; and 0000950135-09-001181). The present Post-Effective Amendments have been black-lined to show changes from the February 25 filings. The new material in the present filings includes changes made in response to staff comments. Your comments are shown in italics below. Please note that the present filings also include material changes which we determined were necessary in view of current market conditions, as well as non-material changes to the prospectus. These changes are listed below in response to comment 3. We use underlines to show additions and ~~strikethroughs~~ to show deletions to the text of the prospectuses.
Comment 1. Ratings
If you publish the ratings of John Hancock Life Insurance Company (U.S.A.)(“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”)(together, the “Companies”), please indicate supplementally the date of the ratings and whether you plan to update your published ratings if lowered.

Alison T. White, Esq.
SEC Office of Insurance Products
April 1, 2009

RESPONSE: It has been our practice to publish the Companies’ ratings from several major rating agencies in the prospectus, but in view of the current volatility of such ratings we have decided to adopt a more flexible approach. We will continue to publish the ratings on the Companies’ websites, and possibly in advertisements and other sales materials, but at present we will not disclose the specific ratings in the prospectus. All published ratings will be current and will reflect any downgrades by the rating agencies.
We are replacing our ratings chart in the prospectus with the following:
Rating Agencies, Endorsements and Comparisons. We are ranked and rated by independent financial rating services, including Moody’s Investors Service, Inc., Standard & Poor’s Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.
Comment 2. Name of the Security — Annuity Income Note
Please advise why it is appropriate and not confusing to include the term “Note” in the title of the Contract. The Contract is not a note, which is a legal term.
RESPONSE: The use of the term Note in the title of the Contract is intended to emphasize the underlying purpose and proper use of this product. “Note” is defined generally as a written promise to pay a specified amount to a certain person or entity on demand or on a specified date. We believe that this product is used to best advantage by thinking of it as a note in this sense. However, to avoid confusion, we have adopted the marketing title “AnnuityNote,” which is intended to link the functionality of a note inextricably with the fact that this is an annuity contract. We hope the use of this separate term will avert any misimpressions in the marketplace.
We have also included the following prospectus disclosure in “II. Overview,” addressing our use of the term:
An AnnuityNote Contract is not a promissory note, bond, debenture, evidence of indebtedness or, in general, any interest or instrument commonly known as a “bond.” The Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed or endorsed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Further, the Contracts are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.
Comment 3. Staff Review
Please allow the staff time to review any updated numbers and values wherever final figures were not provided in the original filing, and any material terms of the Contract that were not described in that filing .
RESPONSE: These post-effective amendments to the captioned registration statements are filed under Rule 485(a) to allow for staff review of the Contract’s fees and expense rates, any calculations based on those figures, and any other final numbers in the prospectus. This letter includes a request (below) to accelerate the effective date to May 1, 2009. Between now and May 1 we will file additional post-effective amendments under Rule 485(b) to update financial information and revise non-material prospectus disclosure.
New prospectus disclosure, in addition to that listed in response to your comments, includes:
A.	The following paragraph, also in the “Rating Agencies, Endorsements and Comparisons” section of “IV. General Information About Us, The Separate Accounts And The Portfolio”:

We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:
•	other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;

•	the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;

•	various indices that are unmanaged;

•	currently taxable and tax deferred investment programs, based on selected tax brackets.
Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.

B.	The next following paragraph includes the following new disclosure:

To the extent that the Company is required to pay you amounts in addition to your Contract Value under the Contract, such amounts will come from the Company’s general account assets. You should be aware that the general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the Company’s general account investments.

C.	A new section entitled “Exchanges of Annuity Contracts” is included in “VII. Federal Tax Matters:”

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

You should consult with your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

D.	The following reference to the Company’s financial statements has been included in “VIII. General Matters:”

Financial Statements

The Statements of Additional information also contain the Company’s financial statements as of the years ended 2007 and 2008, and its Separate Accounts’ financial statements as of the year ended 2008 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Comment 4. Lifetime Income Amount (LIA)
Please disclose whether it is possible to begin receiving LIAs later than the fifth Contract Anniversary. In other words, if a Contract owner wants to wait, can he or she delay taking withdrawals? If so, how is this done? Please discuss why someone would do so. In addition, why would someone want an annuity option at all?
RESPONSE: The LIA is certainly the central feature of the Contract, and it makes the most sense for most people to purchase the Contract with the LIA in mind and to use it as intended. That is why the LIA is the “default” setting in our administrative servicing of the Contract. However, there may be individuals who would benefit from an alternative arrangement, and it is possible to delay receipt of LIAs. The prospectus provides:
After the 5th Contract Anniversary, any unscheduled withdrawal (i.e., a withdrawal other than or in addition to the scheduled monthly Lifetime Income Amount automated payment) will suspend automatic payments and will reset the Lifetime Income Amount to the lesser of the Lifetime Income Amount prior to the unscheduled withdrawal or 5% of the Contract Value after the unscheduled withdrawal. Upon your request, in a form acceptable to use, automatic withdrawals will resume based on the new adjusted Lifetime Income Amount.

Alison T. White, Esq.
SEC Office of Insurance Products
April 1, 2009

In order to give the Contract Owner as much flexibility as possible, we have also provided a guaranteed annuity option, the “Lifetime Income Amount with Cash Refund” (see Response to Comment 5 below for a description of this option), that gives the Owner credit for any remaining LIA benefit. One of the reasons an Owner might prefer to annuitize would be to take advantage of the more favorable tax treatment accorded annuity payments instead of withdrawals. In our disclosure, however, we recognize and state prominently in the “Overview” section that the LIA is generally the most advantageous strategy for Contract ownership:
The Contract is designed primarily to offer guaranteed income through automated Lifetime Income Amount withdrawals. If you do not plan to take Lifetime Income Amount withdrawals, you and your registered representative should carefully consider whether another annuity contract or type of investment might be preferable, and whether the features and benefits provided under the Contract, including its favorable tax-deferral benefits, Investment Option, death benefit and other benefits are suitable for your needs and objectives and are appropriate in light of the expense.
Comment 5. Annuity Option
Please clarify that the Contract’s annuity option is only for those who do not take LIAs.
RESPONSE: We specify in the “Overview” section that annuitization is for those Contract Owners who choose to annuitize instead of taking the LIA. We have now added this disclosure in the following section in “V. Description of the Contract” to clarify that the annuity option is only for those who do not take LIAs:
Annuity Option offered in the Contract. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, the Contracts guarantee the availability of the following Annuity Option:
Lifetime Income Amount with Cash Refund — Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of the Lifetime Income Amount at the election of this option or the amount that would be provided by applying the Contract Value at the election of this option to a cash refund annuity.
Comment 6. Reinsurance Arrangements
Please confirm that there are currently no reinsurance agreements in place or, if there are, please file such agreements.
RESPONSE: As of the date of this filing, the variable contracts described in these registration statements are not subject to any reinsurance agreements.

Alison T. White, Esq.
SEC Office of Insurance Products
April 1, 2009

Comment 7. Agreements filed under Part C, Item 24
In Part C, Item 24, you have incorporated by reference to “forms of” agreements previously filed. Please file the actual agreement required by Form N-4.
RESPONSE: These post-effective amendments now contain, or cross-reference to another filing that contains, the actual agreements required by Form N-4.
Comment 8. Tandy Representations
RESPONSE:
The Company, on behalf of the Registrant, and the Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.
The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Request for Acceleration
On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced registration statements to the earliest possible time on May 1, 2009. I intend to make such request orally within one business day of your receipt of this letter. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.
Please do not hesitate to contact me on any matters regarding John Hancock’s variable annuity filings at (617) 663-3192 or, in my absence, please contact Arnold R. Bergman, Esq. at (617) 663-2184.
Very truly yours,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel — Annuities